April 7, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.H.
Washington, D.C. 20549

RE:	Cogentix Medical, Inc.
Commission File Number: 0-20970
Preliminary Proxy Materials Relating to 2017 Annual Meeting of Stockholders

Ladies and Gentlemen:

On behalf of Cogentix Medical, Inc., a Delaware corporation (the “Company”), we are transmitting for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary proxy statement and form of proxy (the “Preliminary Proxy Materials”) relating to the Company’s 2017 Annual Meeting of Stockholders (the “Annual Meeting”).

The Company is filing the Preliminary Proxy Materials because it is asking its stockholders to approve (i) Proposal 2 to amend and restate its Certificate of Incorporation and its Bylaws in order to declassify its Board of Directors and to make related changes and (ii) Proposal 3 to amend and restate its Certificate of Incorporation and its Bylaws in order to eliminate the requirement that stockholder written consents must be unanimous, so that by default under Section 228 of the Delaware General Corporation Law, stockholders holding not less than the minimum number of votes that would be necessary to authorize or take an action at a meeting at which all shares entitled to vote thereon were present and voted, may take the same action by written consent.

Please be advised that, in accordance with Rule 14a-6(a) of the Exchange Act, the Company intends to release definitive proxy materials on or about April 25, 2017 by sending to its stockholders a definitive proxy statement and form of proxy, as well as a copy of the Company’s annual report for the year ended December 31, 2016. To accommodate the Company’ proposed timing for the release of definitive proxy materials, we would appreciate your prompt attention to the Preliminary Proxy Materials. Please direct any communications concerning the Preliminary Proxy Materials to the undersigned at 952-426-6152 or brett.reynolds@cogentixmedical.com.

Very truly yours,

/s/ Brett Reynolds
Brett Reynolds
Senior Vice President, Chief Financial Officer and Corporate Secretary

cc:	Cam Hoang, Dorsey & Whitney LLP

cogentixmedical.com